Plant Restructuring (table) (detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Restructuring Cost and Reserve [Line Items]
Balance	$ 1,249,000	$ 10,000	$ 1,501,000
Plant Restructuring	10,302,000	1,376,000	501,000	$ 3,500,000
Cash payment/write offs	(2,679,000)	(137,000)	1,992,000
Balance	8,872,000	1,249,000	10,000	1,501,000
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Balance	715,000	10,000	20,000
Plant Restructuring	162,000	842,000
Cash payment/write offs	(877,000)	(137,000)	10,000
Balance	0	715,000	10,000	20,000
Long Lived Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance	264,000	0	1,174,000
Plant Restructuring	5,065,000	264,000	341,000
Cash payment/write offs	(354,000)		(1,515,000)
Balance	4,975,000	264,000	0	1,174,000
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Balance	270,000	0	307,000
Plant Restructuring	5,075,000	270,000	160,000
Cash payment/write offs	(1,448,000)		(467,000)
Balance	$ 3,897,000	$ 270,000	$ 0	$ 307,000